Leases - Leasing in the consolidated statements of income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Depreciation on right-of-use assets	€ 700,671	€ 746,471	€ 690,476
Impairments on right-of-use assets	25,486	27,646	18,696
Expenses relating to short-term leases	59,327	52,420	44,923
Expenses relating to leases of low-value assets	22,188	17,421	23,177
Expenses relating to variable lease payments	10,465	13,803	12,158
Income from subleasing right-of-use assets	3,655	3,340	3,119
Interest expense on lease liabilities	€ 148,789	€ 151,317	€ 143,160